Derivative instruments	6 Months Ended
Jun. 30, 2023
Derivative [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory
Note 9

Derivative instruments
a) Derivative instruments

As of 30.6.23, USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional values
related to derivative
financial assets and
liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 39.5 38.0 2,356 15,180
Credit derivatives 1.4 1.5 90
Foreign exchange

58.9 59.7 6,636 78
Equity / index

22.4 26.1 1,001 77
Commodities 1.4 1.5 141 16
Other
3
0.5 0.5 121
Total derivative financial instruments, based on IFRS netting
4
124.0 127.4 10,345 15,351
Further netting potential not recognized on the balance

sheet
5
(114.0) (116.0)
of which: netting of recognized financial liabilities / assets (92.8) (92.8)
of which: netting with collateral received / pledged (21.2) (23.2)
Total derivative financial instruments, after consideration of further netting potential
10.1 11.4
As of 31.3.23, USD bn
Derivative financial instruments
Interest rate

36.7 34.7 2,345 13,842
Credit derivatives 1.3 1.3 86
Foreign exchange

52.3 53.3 6,610 56
Equity / index

21.8 24.6 932 76
Commodities 1.8 1.6 146 19
Other
3
0.4 0.6 106
Total derivative financial instruments, based on IFRS netting
4
114.3 116.1 10,224 13,993
Further netting potential not recognized on the balance

sheet
5
(105.4) (104.3)
of which: netting of recognized financial liabilities / assets (84.9) (84.9)
of which: netting with collateral received / pledged (20.5) (19.4)
Total derivative financial instruments, after consideration of further netting potential
8.8 11.8
As of 31.12.22, USD bn
Derivative financial instruments
Interest rate

39.8 37.5 2,080 11,255
Credit derivatives 1.0 1.2 74
Foreign exchange

85.5 88.5 6,080 40
Equity / index

22.2 26.1 886 63
Commodities 1.4 1.4 132 18
Other
3
0.2 0.1 50
Total derivative financial instruments, based on IFRS netting
4
150.1 154.9 9,302 11,376
Further netting potential not recognized on the balance

sheet
5
(139.4) (137.1)
of which: netting of recognized financial liabilities / assets (110.9) (110.9)
of which: netting with collateral received / pledged (28.5) (26.2)
Total derivative financial instruments, after consideration of further netting potential
10.7 17.8
1 In cases where

derivative financial instruments

are presented on a

net basis on the

balance sheet, the respective

notional values of the

netted derivative financial

instruments are still presented

on a gross basis.
Notional amounts of client-cleared ETD and OTC transacti

ons through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

2 Other notional values relate to derivatives
that are cleared through either a central counterparty

or an exchange. The fair

value of these derivatives is

presented on the balance sheet net of the corresponding

cash margin under Cash collateral receivables

on
derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.

3 Includes mainly Loan commitments measured at FVTPL, as well as unsettled purchases and sales of non-derivative financial instruments,

for which the changes in the fair value between

trade date and settlement date are recognized as derivative

financial instruments.

4 Financial assets and liabilities
are presented net on the balance sheet if UBS

AG has the unconditional and legally enforceable right

to offset the recognized amounts,

both in the normal course of business and

in the event of default, bankruptcy
or insolvency of UBS AG or its counterparties,

and intends either to settle on a net basis or to

realize the asset and settle the liability simultaneously.

5 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where

not all criteria for a net

presentation on the balance sheet have

been met. Refer to “Note 21

Offsetting financial assets and financial

liabilities” in the “Consolidated
financial statements” section of the Annual Report 2022 for more information.
b) Cash collateral on derivative instruments

USD bn
Receivables
30.6.23
Payables
30.6.23
Receivables
31.3.23
Payables
31.3.23
Receivables
31.12.22
Payables
31.12.22
Cash collateral on derivative instruments, based on IFRS netting
1
35.1 31.4 32.7 32.2 35.0 36.4
Further netting potential not recognized on the balance

sheet
2
(22.9) (18.8) (18.6) (17.3) (22.9) (21.9)
of which: netting of recognized financial liabilities / assets (20.3) (16.1) (15.6) (14.3) (20.9) (20.0)
of which: netting with collateral received / pledged (2.6) (2.6) (3.0) (3.0) (1.9) (1.9)
Cash collateral on derivative instruments, after consideration of further netting potential 12.1 12.7 14.1 14.9 12.1 14.5
1 Financial assets and liabilities are presented net

on the balance sheet if UBS AG

has the unconditional and legally enforceable

right to offset the recognized amounts,

both in the normal course of business

and in
the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

2 Reflects the netting potential
in accordance with enforceable master netting

and similar arrangements where not

all criteria for a net presentation on

the balance sheet have been met.

Refer to “Note 21 Offsetting financial assets

and financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2022 for more information.